Guarantor and Non-Guarantor Supplemental Financial Information - Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Current assets	$ 168,442	$ 123,498			$ 175,965
Property, plant and equipment, net	64,614	73,401			78,081
Capitalized contract costs, net	1,092,865	1,115,775			0
Subscriber acquisition costs, net		0		$ 0	1,308,558
Deferred financing costs, net	1,797	2,058			3,099
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	235,583	255,085			377,451
Goodwill	835,404	834,855			836,970	$ 835,233
Operating lease right-of-use assets	72,891	0
Long-term notes receivables and other assets, net	121,796	119,819		91,436	88,723
Total assets	2,593,392	2,524,491			2,868,847
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	524,709	463,536			338,371
Intercompany payable	0	0
Notes payable and revolving credit facility, net of current portion	3,075,990	3,037,095			2,820,297
Finance lease liabilities	3,952	5,571
Deferred revenue, net of current portion	326,631	323,585		211,493	264,555
Operating lease liabilities	71,964	0
Other long-term obligations	73,390	90,209			79,020
Accumulated losses of investee, net	0	0
Deferred income tax liability	1,120	1,096		$ 3,400	9,041
Total stockholders’ deficit	(1,484,364)	(1,396,601)	$ (1,022,235)		(653,526)	$ (245,182)	$ (76,993)
Total liabilities and stockholders’ deficit	2,593,392	2,524,491			2,868,847
Capital lease obligations, net of current portion		5,571			11,089
Eliminations
ASSETS
Current assets	(289,784)	(262,674)			(162,413)
Property, plant and equipment, net	0	0			0
Capitalized contract costs, net	0	0
Subscriber acquisition costs, net					0
Deferred financing costs, net	0	0			0
Investment in subsidiaries	(1,650,064)	(1,662,367)			(2,188,221)
Intercompany receivable	(6,303)	(6,303)			(6,303)
Intangible assets, net	0	0			0
Goodwill	0	0			0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	(106)	(106)			(106)
Total assets	(1,946,257)	(1,931,450)			(2,357,043)
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	(289,784)	(262,674)			(162,413)
Intercompany payable	(6,303)	(6,303)			(6,303)
Notes payable and revolving credit facility, net of current portion	0	0			0
Finance lease liabilities	0	0
Deferred revenue, net of current portion	0	0			0
Operating lease liabilities	0
Other long-term obligations	0	0			0
Accumulated losses of investee, net	(1,484,364)	(1,396,601)			(653,526)
Deferred income tax liability	(106)	(106)			(106)
Total stockholders’ deficit	(165,700)	(265,766)			(1,534,695)
Total liabilities and stockholders’ deficit	(1,946,257)	(1,931,450)			(2,357,043)
Capital lease obligations, net of current portion		0			0
Parent | Reportable Legal Entities
ASSETS
Current assets	0	0			0
Property, plant and equipment, net	0	0			0
Capitalized contract costs, net	0	0
Subscriber acquisition costs, net					0
Deferred financing costs, net	0	0			0
Investment in subsidiaries	0	0			0
Intercompany receivable	0	0			0
Intangible assets, net	0	0			0
Goodwill	0	0			0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	0	0			0
Total assets	0	0			0
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	0	0			0
Intercompany payable	0	0			0
Notes payable and revolving credit facility, net of current portion	0	0			0
Finance lease liabilities	0	0
Deferred revenue, net of current portion	0	0			0
Operating lease liabilities	0
Other long-term obligations	0	0			0
Accumulated losses of investee, net	1,484,364	1,396,601			653,526
Deferred income tax liability	0	0			0
Total stockholders’ deficit	(1,484,364)	(1,396,601)			(653,526)
Total liabilities and stockholders’ deficit	0	0			0
Capital lease obligations, net of current portion		0			0
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	335,398	269,770			284,293
Property, plant and equipment, net	64,188	72,937			77,345
Capitalized contract costs, net	1,027,364	1,047,532
Subscriber acquisition costs, net					1,214,678
Deferred financing costs, net	0	0			0
Investment in subsidiaries	0	0			0
Intercompany receivable	6,303	6,303			6,303
Intangible assets, net	218,194	236,677			350,710
Goodwill	809,678	809,678			809,678
Operating lease right-of-use assets	72,661
Long-term notes receivables and other assets, net	104,486	102,695			78,173
Total assets	2,638,272	2,545,592			2,821,180
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	558,398	507,063			343,398
Intercompany payable	0	0			0
Notes payable and revolving credit facility, net of current portion	0	0			0
Finance lease liabilities	3,952	5,570
Deferred revenue, net of current portion	309,896	306,653			248,643
Operating lease liabilities	71,878
Other long-term obligations	73,043	90,209			79,020
Accumulated losses of investee, net
Deferred income tax liability	106	106			106
Total stockholders’ deficit	1,620,999	1,635,991			2,139,222
Total liabilities and stockholders’ deficit	2,638,272	2,545,592			2,821,180
Capital lease obligations, net of current portion		5,570			10,791
Non-Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	119,909	103,451			49,935
Property, plant and equipment, net	426	464			736
Capitalized contract costs, net	65,501	68,243
Subscriber acquisition costs, net					93,880
Deferred financing costs, net	0	0			0
Investment in subsidiaries	0	0			0
Intercompany receivable	0	0			0
Intangible assets, net	17,389	18,408			26,741
Goodwill	25,726	25,177			27,292
Operating lease right-of-use assets	230
Long-term notes receivables and other assets, net	17,310	17,124			10,550
Total assets	246,491	232,867			209,134
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	192,835	182,159			128,581
Intercompany payable	6,303	6,303			6,303
Notes payable and revolving credit facility, net of current portion	0	0			0
Finance lease liabilities	0	1
Deferred revenue, net of current portion	16,735	16,932			15,912
Operating lease liabilities	86
Other long-term obligations	347	0			0
Accumulated losses of investee, net
Deferred income tax liability	1,120	1,096			9,041
Total stockholders’ deficit	29,065	26,376			48,999
Total liabilities and stockholders’ deficit	246,491	232,867			209,134
Capital lease obligations, net of current portion		1			298
APX Group, Inc. | Reportable Legal Entities
ASSETS
Current assets	2,919	12,951			4,150
Property, plant and equipment, net	0	0			0
Capitalized contract costs, net	0	0
Subscriber acquisition costs, net					0
Deferred financing costs, net	1,797	2,058			3,099
Investment in subsidiaries	1,650,064	1,662,367			2,188,221
Intercompany receivable	0	0			0
Intangible assets, net	0	0			0
Goodwill	0	0			0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	106	106			106
Total assets	1,654,886	1,677,482			2,195,576
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities	63,260	36,988			28,805
Intercompany payable	0	0			0
Notes payable and revolving credit facility, net of current portion	3,075,990	3,037,095			2,820,297
Finance lease liabilities	0	0
Deferred revenue, net of current portion	0	0			0
Operating lease liabilities	0
Other long-term obligations	0	0			0
Accumulated losses of investee, net
Deferred income tax liability	0	0			0
Total stockholders’ deficit	(1,484,364)	(1,396,601)			(653,526)
Total liabilities and stockholders’ deficit	$ 1,654,886	1,677,482			2,195,576
Capital lease obligations, net of current portion		$ 0			$ 0